Long-Term Debt and Other Financial Liabilities	6 Months Ended
Jun. 30, 2025
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-Term Debt and Other Financial Liabilities
7.	Long-Term Debt and Other Financial Liabilities:

The amounts in the accompanying condensed consolidated balance sheets are analyzed as follows:

	June 30, 2025	December 31, 2024
Long-term debt and other financial liabilities	67,112	80,465
Less: Deferred financing costs	(1,255)	(1,712)
Total	65,857	78,753
Less – current portion	(15,346)	(17,650)
Long-term portion	50,511	61,103

Details of the Company’s secured credit and other financial liabilities are discussed in Note 7 of the consolidated financial statements for the year ended December 31, 2024, included in the Company’s 2024 Annual Report on Form 20-F filed with the SEC on April 10, 2025, and are supplemented by the below new activities within the period.

Other Financial Liabilities – Sale and Leaseback Transactions

Huarong Sale and Leaseback - Tradership

On May 29, 2025 the Company exercised its option to purchase the Tradership (Note 5).

Sale and Leaseback Transactions repaid during the six-month period ended June 30, 2025

Huarong Sale and Leaseback - Gloriuship

On June 10, 2025, following the sale of the Gloriuship, the Company prepaid the respective tranche of $7,500 and all securities granted in favor of the Gloriuship were irrevocably and unconditionally discharged pursuant to the deed of termination and release dated the same day. On that date, as a result of the prepayment, an amount of $233 relating to deferred finance costs and other related expenses was recognized as loss on debt extinguishment according to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments” and was included in “Loss on extinguishment of debt” in the unaudited interim condensed consolidated statements of operations.

As of June 30, 2025, the Company was in compliance with all covenants relating to its financial liabilities as at that date.

As of June 30, 2025, one of the Company’s owned vessels, having a net carrying value of $19,890, was subject to first and second priority mortgages as collateral to its long-term debt facility. As of June 30, 2025, five of the Company’s vessels (including the vessel held for sale), having a net carrying value of $87,886, were financed through sale and leaseback agreements. As customary in leaseback agreements, the title of ownership is held by the registered owners.

The annual principal payments required to be made after June 30, 2025 for all long-term debt and other financial liabilities, are as follows:

Twelve-month periods ending June 30,	Amount
2026	15,873
2027	12,540
2028	12,911
2029	5,536
Thereafter	20,252
Total	67,112